Note 7 - Pension, Post-Retirement and Post-Employment Plans (Tables)	12 Months Ended
Dec. 31, 2014
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Tables) [Line Items]
Schedule of Net Benefit Costs

(amounts in millions)	For the year ended December 31, 2014		For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012
	(Successor)		(Successor)		(Predecessor)		(Predecessor)
Pension & SERP Benefits:	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign
Net periodic benefit expense:
Service cost	$—	$0.8	$0.7	$0.1	$3.6	$0.6	$3.6	$0.7
Interest cost on the projected benefit obligation	6.9	3.0	1.2	0.5	5.2	2.5	6.1	3.1
Expected return on plan assets	(9.7)	(3.5)	(1.6)	(0.7)	(6.6)	(4.1)	(7.3)	(4.5)
Amortization of prior service cost	—	—	—	—	0.1	—	0.1	—
Amortization of net loss	—	—	—	—	1.6	0.4	0.6	0.5
Plan curtailments	—	—	(3.0)	—	—	—	—	0.1
Net periodic (benefit) cost	$(2.8)	$0.3	$(2.7)	$(0.1)	$3.9	$(0.6)	$3.1	$(0.1)

Schedule of Assumptions Used

	Pension and SERP Benefits
(amounts in millions)	December 31, 2014		December 31, 2013
	Domestic	Foreign	Domestic	Foreign
Weighted average assumptions used to measure benefit obligations at measurement date:
Discount rate	4.2%	2.5%	5.2%	4.2%
Rate of compensation increase	3.5%	2.9%	4.0%	3.3%

	Post-retirement Medical Benefits
(amounts in millions)	December 31, 2014		December 31, 2013
	Domestic	Foreign	Domestic	Foreign
Weighted average assumptions used to measure benefit obligations at measurement date:
Discount rate	4.2%	12.5%	5.1%	12.4%

Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan

	Pension and SERP Benefits
(amounts in millions)	For the year ended December 31, 2014		For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012
	(Successor)		(Successor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign
Change in Projected Benefit Obligation:
Beginning of period balance	$137.4	$73.1	$—	$—	$144.3	$75.0	$121.5	$67.6
Acquisitions	—	—	142.0	72.9	—	—	—	—
Service cost	—	0.8	0.7	0.1	3.6	0.6	3.6	0.7
Interest cost	6.9	3.0	1.2	0.5	5.2	2.5	6.1	3.1
Plan curtailment	—	—	(3.0)	0.2	—	—	—	—
Actuarial (gain)/ loss due to assumption change	18.1	20.2	(2.8)	(1.0)	(7.1)	1.6	15.4	3.9
Actuarial (gain)/ loss due to plan experience	(0.6)	1.6	—	(0.2)	(0.6)	(3.2)	1.5	0.5
Benefits and expenses paid	(4.2)	(4.3)	(0.7)	(0.9)	(3.4)	(2.7)	(3.8)	(3.6)
Settlement	—	(0.5)	—	(0.5)	—	—	—	(0.3)
Translation adjustment	—	(5.6)	—	2.0	—	(0.9)	—	3.1
End of period balance	$157.6	$88.3	$137.4	$73.1	$142.0	$72.9	$144.3	$75.0

	Pension and SERP Benefits
(amounts in millions)	For the year ended December 31, 2014		For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012
	(Successor)		(Successor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign
Change in Fair Value of Plan Assets:
Beginning of period balance	$127.0	$88.1	$—	$—	$102.6	$79.6	$91.0	$68.1
Acquisitions	—	—	123.3	86.8	—	—	—	—
Actual return on plan assets, net of expenses	11.2	16.0	4.4	(2.5)	21.7	7.4	9.4	6.6
Employer contributions	—	0.2	—	2.5	2.3	2.7	6.0	5.1
Benefits paid	(4.2)	(3.5)	(0.7)	(0.7)	(3.3)	(2.2)	(3.8)	(3.2)
Settlement	—	(0.5)	—	(0.6)	—	—	—	(0.3)
Translation adjustment	—	(5.8)	—	2.6	—	(0.7)		3.3
End of period balance	$134.0	$94.5	$127.0	$88.1	$123.3	$86.8	$102.6	$79.6
Funded status of plan	$(23.6)	$6.2	$(10.4)	$15.0	$(18.8)	$13.9	$(41.7)	$4.6

Schedule of Changes in Accumulated Postemployment Benefit Obligations

	Post-retirement Medical Benefits
(amounts in millions)	For the year ended December 31, 2014		For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012
	(Successor)		(Successor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign
Change in Accumulated Post-retirement Benefit:
Beginning of period balance	$6.8	$0.3	$—	$—	$6.9	$0.4	$6.0	$—
Acquisitions	—	—	6.7	0.3	—	—	—	—
Service cost	0.1	—	—	—	—	—	0.1	—
Interest cost	0.3	—	0.1	—	0.2	—	0.3	—
Employee contributions	—	—	—	—	0.2	—	0.3	—
Actuarial loss/(gain) due to assumption change	0.5	—	0.1	—	(0.1)	(0.1)	0.6	—
Actuarial loss/(gain) due to plan experience	—	—	—	—	(0.1)	—	0.2	—
Other	—	—	—	—	—	—	—	0.4
Benefits and expenses paid	(0.3)	—	(0.1)	—	(0.5)	—	(0.6)	—
End of period balance	$7.4	$0.3	$6.8	$0.3	$6.6	$0.3	$6.9	$0.4

Schedule of Changes in Fair Value of Plan Assets

	Post-retirement Medical Benefits
(amounts in millions)	For the year ended December 31, 2014		For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012
	(Successor)		(Successor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign
Change in Fair Value of Plan Assets:
Beginning of period balance	$—	$—	$—	$—	$—	$—	$—	$—
Employer contributions	0.3	—	0.1	—	0.3	—	0.3	—
Employee contributions	—	—	—	—	0.2	—	0.3	—
Benefits paid	(0.3)	—	(0.1)	—	(0.5)	—	(0.6)	—
End of period balance	—	—	—	—	—	—	—	—
Funded status of plan	$(7.4)	$(0.3)	$(6.8)	$(0.3)	$(6.6)	$(0.3)	$(6.9)	$(0.4)

Schedule of Amounts Recognized in Balance Sheet

(amounts in millions)	December 31, 2014	December 31, 2013
Prepaid pension assets
Foreign pension	$10.2	$19.1
Total long term assets	10.2	19.1
Other current liabilities
Domestic pension	0.4	—
Total current liabilities	0.4	—
Retirement benefits, less current portion
Domestic pension & SERP	23.2	10.4
Foreign pensions	4.0	4.0
Domestic post-retirement medical benefits	7.4	6.8
Foreign post-retirement medical benefits	0.3	0.2
Total non-current liabilities	$34.9	$21.4

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

	Pension and SERP Benefits
(amounts in millions)	For the year ended December 31, 2014		For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012
	(Successor)		(Successor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign
Net actuarial gain (loss)	$(10.4)	$(10.1)	$5.7	$(2.1)	$10.5	$10.8	$(35.0)	$(16.9)
Prior service credits (costs)	—	—	—	—	0.6	—	(0.7)	—
	$(10.4)	$(10.1)	$5.7	$(2.1)	$11.1	$10.8	$(35.7)	$(16.9)

	Post-retirement Medical Benefits
(amounts in millions)	For the year ended December 31, 2014		For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012
	(Successor)		(Successor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign
Net actuarial (loss) gain	$(0.6)	$—	$(0.1)	$—	$0.1	$(0.1)	$0.3	$—
Prior service (costs) credits	—	—	—	—	(0.5)	0.3	(0.6)	0.4
	$(0.6)	$—	$(0.1)	$—	$(0.4)	$0.2	$(0.3)	$0.4

Schedule of Allocation of Plan Assets

		Fair Value Measurements Using
(amounts in millions)	December 31, 2014	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Asset Category
Domestic equities	$28.9	$28.9	$—	$—
Pooled funds holding global fixed income securities	9.2	—	9.2	—
Mutual funds holding U.S. Treasury Securities	11.8	11.8	—	—
Mutual funds holding domestic securities	4.8	4.8	—	—
Limited partnership interests(a)	77.1	—	77.1	—
Designated benefit fund(b)	1.1	—	1.1	—
Insurance "Buy-In" Policy (c)	83.2	—	—	83.2
Cash and cash equivalents	12.4	12.4	—	—
Total	$228.5	$57.9	$87.4	$83.2

		Fair Value Measurements Using
(amounts in millions)	December 31, 2013	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Asset Category
Domestic equities	$23.2	$23.2		$—
Pooled funds holding global equity securities	10.9	—	10.9	—
Pooled funds holding global fixed income securities	72.8	—	72.8	—
Mutual funds holding U.S. Treasury Securities	11.8	11.8	—	—
Mutual funds holding domestic securities	4.2	4.2	—	—
Limited partnership interests(a)	82.4	—	82.4	—
Designated benefit fund(b)	1.5	—	1.5	—
Cash and cash equivalents	8.4	8.4	—	—
Total	$215.2	$47.6	$167.6	$—

Schedule of Expected Benefit Payments

Year End	Domestic	Foreign	Post-retirement Benefits	Total
2015	$8.5	$3.3	$0.4	$12.2
2016	7.3	0.3	0.4	8.0
2017	6.7	0.3	0.4	7.4
2018	6.6	0.4	0.4	7.4
2019	7.0	0.4	0.4	7.8
Subsequent five years	40.2	2.0	2.2	44.4
Total	$76.3	$6.7	$4.2	$87.2

Other Postretirement Benefit Plan [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Tables) [Line Items]
Schedule of Net Benefit Costs

(amounts in millions)	For the year ended December 31, 2014		For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012
	(Successor)		(Successor)		(Predecessor)		(Predecessor)
Post-retirement Benefits:	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign
Net periodic benefit expense:
Service cost	$0.1	$—	$—	$—	$0.1	$—	$—	$—
Interest cost on the projected benefit obligation	0.3	—	0.1	—	0.2	—	0.3	—
Amortization of prior service cost	—	—	—	—	(0.1)	—	(0.1)	—
Net periodic cost (benefit)	$0.4	$—	$0.1	$—	$0.2	$—	$0.2	$—

Schedule of Assumptions Used

Post-retirement Medical Benefits
(amounts in millions)	For the year ended December 31, 2014		For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012
	(Successor)		(Successor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate	5.1%	12.4%	5.0%	11.7%	4.4%	10.8%	5.2%	10.8%
Long-term rate of return on assets	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Pension Plan [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Tables) [Line Items]
Schedule of Assumptions Used

	Pension and SERP Benefits
(amounts in millions)	For the year ended December 31, 2014		For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012
	(Successor)		(Successor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate	5.2%	4.2%	5.1%	4.1%	4.4%	4.2%	5.2%	4.6%
Rate of compensation increase	4.0%	3.4%	4.0%	3.3%	4.0%	3.4%	4.0%	3.4%
Long-term rate of return on assets	7.8%	4.2%	7.8%	4.9%	7.8%	6.5%	7.8%	6.5%